Performance Graph - Unaudited (Tables)	12 Months Ended
Dec. 31, 2011
Performance Graph [Abstract]
Cumulative Total Shareholder Return Table [Text Block]
	December
	2006	2007	2008	2009	2010	2011
United Technologies Corporation	$100.00	$124.44	$89.06	$118.71	$137.98	$131.12
S&P 500 Index	$100.00	$105.49	$66.46	$84.05	$96.71	$98.76
Dow Jones Industrial Average	$100.00	$108.87	$74.12	$90.91	$103.70	$112.39